Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net loss	$ (2,639,472)	$ (479,073)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discounts on convertible debentures and preferred stock	134,263	212,982
Bad debts	0	13,835
Change in fair value of derivative liabilities	1,079,355	(572,954)
Interest charge for derivative liabilities in excess of face amount of debt	164,310	0
Loss on settlement of debt	209,009	23,324
Shares issued for services	0	6,000
Stock-based compensation	292,449	64,712
Changes in operating assets and liabilities:
Accounts and other receivables	(16,694)	(7,418)
Inventory	(16,122)	32,360
Prepaid expenses and deposits	0	4,484
Restricted cash	0	0
Accounts payable and accrued liabilities	42,294	176,142
Deferred revenue, net	(123,653)	(131,967)
Net Cash Used in Operating Activities	(874,261)	(657,573)
Cash Flows from Financing Activities
Proceeds from issuance of preferred stock, net of offering costs	303,070	175,000
Proceeds from notes payable	406,449
Repayment of notes payable	(50,000)	0
Proceeds from convertible debentures, net of offering costs	38,500	290,750
Proceeds from issuance of common stock	202,973	135,000
Net Cash Provided by Financing Activities	900,992	600,750
Change in Cash	26,731	(56,823)
Cash, Beginning of Year	0	56,823
Cash, End of Year	26,731	0
Supplemental Disclosures:
Interest paid	0	0
Income taxes paid	0	0
Conversion of notes payable and accrued interest:
Fair value of common shares issued	1,895,562	0
Derecognition of notes payable and accrued interest	(372,454)	0
Derecognition of unamortized discount	229,322	0
Derecognition of derivative liabilities	(1,448,326)	0
Conversion of preferred stock:
Fair value of common stock issued	648,129	0
Derecognition of preferred stock	(376,325)	92,287
Derecognition of unamortized discount	259,971	0
Derecognition of derivative liabilities	(286,782)	0
Deemed divided	(215,039)	(102,088)
Discount related to issuance of preferred stock	256,526	690,398
Deemed dividends on preferred stock (excluding conversions)	(262,901)	(219,767)
Cashless exercise of warrants	105,038	0
Original issue discount on convertible debt	0	68,250
Increase in value of warrants	370,726	0
Conversion of accrued liabilities with issuance of common stock	67,073	0
Issuance of common shares for commitment fee on equity line	8,000	0
Discount for issuance of convertible debt	184,841	0
Reclassification of security deposit to accounts payable	$ 4,013	$ 0